Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)
AccountingPoliciesLineItems [Line Items]
Insured amount	$ 102,000		$ 800,000	¥ 500,000
Cash uninsured amount	7,727,000
Impairment charges	0	$ 0
Depositor [Member]
AccountingPoliciesLineItems [Line Items]
Insured amount	$ 72,000			¥ 500,000